Recoverable Cash Advances - Summary of Information on Other Outstanding Advances (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Contractual amount	€ 25,847
Amounts received prior years		€ 16,767
Amounts received	2,458	2,589
Amounts received Cumulated cashed in	21,814
To receive in 2023 and beyond	2,500
Amounts decommitted	1,533
Amount reimbursed (cumulative)	€ 1,926
5915 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Contractual amount	€ 910
Amounts received prior years		910
Amounts received Cumulated cashed in	€ 910
Status	Exploitation
Amount reimbursed (cumulative)	€ 740
6633 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Contractual amount	€ 1,020
Amounts received prior years		1,020
Amounts received Cumulated cashed in	€ 1,020
Status	Exploitation
Amount reimbursed (cumulative)	€ 306
7027 [member]
Disclosure of financial liabilities [line items]
Project	C-Cathez
Contractual amount	€ 2,500
Amounts received prior years		2,500
Amounts received Cumulated cashed in	€ 2,500
Status	Exploitation
Amount reimbursed (cumulative)	€ 675
7502 [member]
Disclosure of financial liabilities [line items]
Project	CAR-T Cell
Contractual amount	€ 2,000
Amounts received prior years		2,000
Amounts received Cumulated cashed in	€ 2,000
Status	Exploitation
Amount reimbursed (cumulative)	€ 100
7685 [member]
Disclosure of financial liabilities [line items]
Project	THINK
Contractual amount	€ 3,496
Amounts received prior years		3,496
Amounts received Cumulated cashed in	€ 3,496
Status	Exploitation
Amount reimbursed (cumulative)	€ 105
8087 [member]
Disclosure of financial liabilities [line items]
Project	CYAD01 - Deplethink
Contractual amount	€ 2,492
Amounts received prior years		2,070
Amounts received Cumulated cashed in	2,070
Amounts decommitted	€ 421
Status	Exploitation
8088 [member]
Disclosure of financial liabilities [line items]
Project	CYAD02 - Cycle1
Contractual amount	€ 3,538
Amounts received prior years		1,500
Amounts received	222	746
Amounts received Cumulated cashed in	2,468
Amounts decommitted	€ 1,071
Status	Exploitation
1910028 [member]
Disclosure of financial liabilities [line items]
Project	CwalityCAR
Contractual amount	€ 2,102
Amounts received prior years		749
Amounts received	1,113	199
Amounts received Cumulated cashed in	2,061
Amounts decommitted	€ 41
Status	Exploitation
8212 [member]
Disclosure of financial liabilities [line items]
Project	CYAD-101
Contractual amount	€ 3,300
Amounts received prior years		825
Amounts received	775	1,370
Amounts received Cumulated cashed in	2,970
To receive in 2023 and beyond	€ 330
Status	Research
8436 [member]
Disclosure of financial liabilities [line items]
Project	Immunicy
Contractual amount	€ 3,394
Amounts received prior years		1,697
Amounts received	348
Amounts received Cumulated cashed in	2,045
To receive in 2023 and beyond	€ 1,349
Status	Research
8516 [member]
Disclosure of financial liabilities [line items]
Project	New engagers
Contractual amount	€ 1,095
Amounts received		€ 274
Amounts received Cumulated cashed in	274
To receive in 2023 and beyond	€ 821
Status	Research